Net Income per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 2,914,659	$ 319,509
After tax effect of debt interest	2,567	0
Net income after tax effected debt interest	$ 2,917,226	$ 319,509
Denominator:
Basic weighted average number of shares outstanding (in shares)	124,658,891	119,569,705
Effect of dilutive securities (in shares)	2,705,844	3,893,569
Diluted weighted average number of shares (in shares)	127,364,735	123,463,274
Net income per share:
Basic (in dollars per share)	$ 23.38	$ 2.67
Diluted (in dollars per share)	$ 22.90	$ 2.59
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	37,530	638,848